Taxation - Deferred Tax Assets and Liabilities, Others (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
Net deferred tax assets	€ 123,024	€ 112,539	€ 66,157
Unrecognized deferred tax assets	66,364	55,282
2020
Deferred tax assets and liabilities
Net deferred tax assets	€ 26,840	€ 27,097
Spain
Deferred tax assets and liabilities
Tax deduction maturity term	18 years
Tax credit carryforward, exclusively for Spanish companies registered in the Basque Country (in years)	15 years
United States
Deferred tax assets and liabilities
Tax credit carryforward (in years)	20 years